Form N-1A Cover	Jul. 13, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 13, 2026
Prospectus Date	Jun. 16, 2026